Flex Extra Variable Annuity

Issued by Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 1
(For Qualified Arrangements)

Massachusetts Mutual Variable Annuity Separate Account 2
(For Non-Qualified Arrangements)

Updating Summary Prospectus – April 27, 2026

This Summary Prospectus summarizes key features of the Flex Extra Variable Annuity (Contract), an individual variable annuity contract issued by Massachusetts Mutual Life Insurance Company  (‘‘MassMutual®,’’ ‘‘Company,’’ ‘‘we,’’ ‘‘us’’).

The statutory prospectus for the Flex Extra Variable Annuity contains more information about the Contract, including its features, benefits, and risks. You can find the current statutory prospectus and other information about the Contract online at www.MassMutual.com/FlexExtra. You can also obtain this information at no cost by calling (800) 272-2216 or sending an email request to ANNfax@MassMutual.com.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission staff and is available at www.investor.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Appendix A – Investment Options Available Under the Contract	9

Glossary

Accumulation Phase. The period prior to the commencement of Annuity Payments during which Purchase Payments may be made.

Annuity Options. Options available for Annuity Payments.

Annuity Payments. Series of payments made pursuant to the Annuity Option(s) elected.

Contingent Deferred Sales Charge (CDSC). A charge that may be assessed against each withdrawal that exceeds the free withdrawal amount and amounts applied to a Fixed Time Payment Option with a payment period of less than ten years.

Contract. The Flex Extra  Variable Annuity; an individual variable annuity contract.

Contract Owner. The person  or entity entitled to ownership rights under the Contract.

Contract Value. The sum of your values in the Divisions and the Guaranteed Principal Account (GPA) during the Accumulation Phase.

Division. The Separate Account assets are divided into Divisions. The assets of each Division will be invested in the shares of a single Fund.

Fund(s). The investment entities into which the assets of the Separate Account will be invested.

General Account. The Company’s General Investment Account, which supports the Company’s annuity and insurance obligations. The General Account’s assets include all the assets of the Company with the exception of the Separate Account and the Company’s other segregated asset accounts.

Purchase Payment(s). Any amount paid to us by you or on your behalf with respect to the Contract during the Accumulation Phase.

Qualified Contract. Your Contract is referred to as a Qualified Contract if it is used to fund a qualified plan such as an Individual Retirement Annuity (IRA), Roth IRA, tax-sheltered annuity plan (TSA or TSA plan), corporate pension and profit-sharing plan (including 401(k) plans and H.R. 10 plans), or a governmental 457(b) deferred compensation plan.  For information on the types of qualified plans for which the Contract is available, see “Taxes – Qualified Contracts.”

Separate Account. The account that holds the assets underlying the Contracts that are not allocated to our General Account. The assets of the Separate Account are kept separate from the assets of the General Account and the Company’s other separate accounts.

Updated Information About Your Contract

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since April 28, 2025. This may not reflect all changes that have occurred since you purchased your Contract.

Fund Name Changes

Current Fund Name	New Fund Name
MML Blend Fund	MML VIP BlackRock® Balanced Fund
MML Equity Fund	MML VIP Franklin Templeton Equity Fund
MML Managed Bond Fund	MML VIP Barings Core Bond Fund
MML U.S. Government Money Market Fund	MML VIP Barings U.S. Government Money Market Fund

Updates to Annual Contribution Levels

Annual contribution limits for certain Qualified Contracts have been updated.

Important Information You Should Consider About the Contract

	FEES, EXPENSES, AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?

Yes.
If your Contract is a Flexible Purchase Payment Contract and, within nine years following your Issue Date, you withdraw money from your Contract or apply your Contract Value to a Fixed Time Payment Option with a payment period of less than ten years, you may be assessed a Contingent Deferred Sales Charge (CDSC) of up to 8% of the amount withdrawn (less a 10% free withdrawal amount)  or applied to the Fixed Time Payment Annuity Option, declining to 0% after the ninth year.
For example, if you withdraw $100,000 during the first year after your Contract is issued, you could be assessed a charge of up to $7,200 on the amount withdrawn.
If your Contract is a Single Purchase Payment Contract and, within five years following your Issue Date, you withdraw money from your Contract or apply your Contract Value to  a Fixed Time Payment Option with a payment period of less than ten years, you may be assessed a Contingent Deferred Sales Charge (CDSC) of up to 5% of the amount withdrawn (less a 10% free withdrawal amount)  or applied to the Fixed Time Payment Annuity Option, declining to 0% after the fifth year.
For example, if you withdraw $100,000 during the first year after your Contract is issued, you could be assessed a charge of up to $4,500 on the amount withdrawn.
The impact of the CDSC shown in these examples could result in a loss of principal regardless of market performance. This loss will be greater if income taxes or premature distribution taxes apply.

Charges and Deductions – Contingent Deferred Sales Charge (CDSC)
Are There Transaction Charges?	No. We do not assess a charge to transfer Contract Value among the investment options during the Accumulation Phase.	Charges and Deductions – Transfer Fee

	FEES, EXPENSES, AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay  each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page(s) for information about the specific fees you will pay each year based on the options you elected.

Charges and Deductions
	Annual Fee	Minimum	Maximum
Base Contract
	Single Purchase Payment	1.30%(1)	1.30%(1)
	Flexible Purchase Payment	1.30%(1)	1.30%(1)
	Fund fees and expenses	0.44%(2)	0.96%(2)
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0%	0%

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract,  which could result in the assessment of  CDSCs that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:
	Single Purchase Payment: $1,563	Single Purchase Payment: $1,979
	Flexible Purchase Payment: $1,568	Flexible Purchase Payment: $1,983
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No optional benefits • No CDSC • No additional Purchase Payments, transfers, or withdrawals

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Most expensive combination of optional benefits and Fund fees and expenses

•

No CDSC

•

No additional Purchase Payments, transfers, or withdrawals

(1)	Represents the mortality and expense risk charge and administrative expense charge (charged as a percentage of average account value in the Separate Account on an annualized basis) and the annual administrative charge (a fixed dollar amount that may be waived for certain Contract Value amounts) collected during the Contract Year that are attributable to the Contract divided by the total average net assets that are attributable to the Contract.
(2)	As a percentage of the daily value of the Contract Value allocated to the Funds on an annualized basis.

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?

No.

•

This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

•

If your Contract is a Flexible Purchase Payment Contract, CDSCs may apply if you withdraw money from your Contract or apply your Contract Value to certain Annuity Options in the first nine Contract Years. If your Contract is a Single Purchase Payment Contract,  CDSCs may apply if you withdraw money from your Contract or apply your Contract Value to certain Annuity Options in the first five Contract Years.

•

If CDSCs apply, they will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.

•

Withdrawals may result in income taxes and premature distribution taxes.

Principal Risks of Investing in the Contract
What are the Risks Associated with the Investment Options?
•

An investment in this Contract is subject to the risk of poor investment performance of the Funds you choose and can vary depending upon the performance of the Funds available under the Contract.

•

Each Fund and fixed account has its own unique risks.

•

You should review the investment options, including prospectuses for the available Funds and the terms of the fixed account, before making an investment decision.

Principal Risks of Investing in the Contract
What are the Risks Related to the Insurance Company?
•

An investment in the Contract is subject to the risks related to the Depositor (MassMutual). Any obligations (including under the fixed account), guarantees, and benefits of the Contract are subject to the Claims-Paying Ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available by request by calling (800) 272-2216 or by visiting www.MassMutual.com/ratings.

Principal Risks of Investing in the Contract

	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?

Yes.

•

MassMutual reserves the right to remove or substitute Funds as investment options that are available under the Contract.

•

We reserve the right to limit transfers if frequent or large transfers occur.

•

Transfers from the GPA to the Funds are subject to certain restrictions.

General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Options – The Funds
Transfers and Transfer Programs – Transfers During the Accumulation Phase

Are There Any Restrictions on Contract Benefits?

Yes.

•

If your Contract is a  non-ERISA and non-Texas Optional Retirement Program tax-sheltered annuity, you may be able to take a loan under your Contract.

•

We charge interest on loans.

•

If the loan is in default, the outstanding debt will be considered a taxable distribution.

•

Loans may negatively affect the death benefit and Contract Value.

Additional Benefits – Right to Take Loans

	TAXES	LOCATION IN PROSPECTUS
What are the Contract’s Tax Implications?
•

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

•

If your Contract is funding a qualified retirement plan or individual retirement annuity (IRA), you do not receive any additional tax deferral.

•

Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay an additional income tax if you take a withdrawal before age 59½. Earnings for this purpose consist of Contract Value in excess of your after-tax investment (cost basis) in the Contract.

Taxes

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How are Investment Professionals Compensated?
•

Your registered representative may have received compensation, in the form of commissions, for selling this Contract to you. If your registered representative is also a MassMutual insurance agent, they are also eligible for certain cash and non-cash benefits from MassMutual.  Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (contract retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans.  Sales of the Contract may have helped these registered representatives and their supervisors qualify for such benefits.

•

This conflict of interest may have influenced your registered representative to offer or recommend this Contract over another investment.

Distribution
Should I Exchange my Contract?
•

Because the Contract is no longer sold, you would not be affected by a scenario in which you are asked to replace an existing annuity contract you own with a new purchase of this Contract. However, in general you should be aware that some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. Thus, in general, you should only exchange your annuity contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is preferable for you to purchase the new annuity rather than continue to own the existing annuity.

N/A

Appendix A

Investment Options Available Under the Contract

Funds Available Under the Contract

The following is a list of Funds currently available under the Contract. The list of Funds is subject to change, as discussed in the prospectus for the Contract. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time You can find prospectuses and other information about the Funds online at www.MassMutual.com/FlexExtra. You can also request this information at no cost by calling (800) 272-2216 or sending an email request to ANNfax@MassMutual.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Money Market	MML VIP Barings U.S. Government Money Market Fund (Initial Class)(1)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.52%	3.80%	2.87%	1.80%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.95% (*)	12.98%	1.65%	3.01%
Fixed Income	MML VIP Barings Core Bond Fund (Initial Class)(3) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.45%	7.85%	0.48%	2.64%
Balanced	MML VIP BlackRock® Balanced Fund (Initial Class)(4)(5) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.51%	12.84%	7.86%	9.21%
Large Cap Value	MML VIP Franklin Templeton Equity Fund (Initial Class)(6) Adviser: MML Investment Advisers, LLC Sub-Adviser: Brandywine Global Investment Management, LLC	0.44%	17.49%	13.75%	11.23%
Small/Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.86%	4.79%	3.90%	11.38%
International/Global	Invesco V.I. Global Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.81%	15.32%	7.28%	11.00%
(*)	This Fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this Fund’s annual expenses reflect temporary expense reductions. See the Fund prospectus for additional information.
(1)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.
(2)	MML VIP Barings U.S. Government Money Market Fund formerly known as MML U.S. Government Money Market Fund.
(3)	MML VIP Barings Core Bond Fund formerly known as MML Managed Bond Fund.
(4)	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.
(5)	MML VIP BlackRock® Balanced Fund formerly known as MML Blend Fund.

(6)	MML VIP Franklin Templeton Equity Fund formerly known as MML Equity Fund.

Fixed Account Investment Options Available Under the Contract

The following is a list of fixed options currently available under the Contract. We may change the features of the fixed options listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. See “General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Options – The Guaranteed Principal Account (GPA)” for more information.

Name	Minimum Guaranteed Interest Rate
Guaranteed Principal Account	3.5%

This Summary Prospectus incorporates by reference the Flex Extra Variable Annuity Contract’s statutory prospectus and Statement of Additional Information (SAI), both dated April 27, 2026, as amended or supplemented. The  SAI includes additional information about Massachusetts Mutual Variable Annuity Separate Account 1 and Massachusetts Mutual Variable Annuity Separate Account 2.

You can find the statutory prospectus and SAI at www.MassMutual.com/FlexExtra. You can also obtain this information at no cost by calling (800) 272-2216 or by sending an email request to MassMutualServiceCenter@MassMutual.com.

Qualified Contracts:

EDGAR Contract Identifier: C000021296

Non-Qualified Contracts:

EDGAR Contract Identifier: C000021298

AN1000-USP